Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Deferred tax assets, valuation allowance	$ 0	$ 1,677	$ 947
Valuation allowance, deferred tax asset, increase (decrease), amount	$ (1,700)	$ 700